Restatement of Prior Financial Statements	12 Months Ended
Dec. 31, 2012
Accounting Changes and Error Corrections [Abstract]
Correction of an Error in Prior Financial Statements
PRIOR FINANCIAL STATEMENTS

We have revised certain amounts in the accompanying consolidated financial statements for the years ended December 31, 2011 and 2010 from the amounts previously reported in our 2011 Annual Report on Form 10-K for the following:

•
We corrected the classification of certain patron incentives that we had previously reported as promotional allowances rather than as a direct reduction to casino revenue. The correction reduced previously reported casino revenue by $5.4 million in 2011 and $5.8 million in 2010, and it reduced previously reported promotional allowances by an equal amount in the respective years. The errors did not affect previously reported net revenues, operating income or cash flows for any period. We assessed the materiality of the errors and concluded that the errors were not material to any of our previously issued financial statements, and we have revised all affected periods.

•	As discussed in Note 3, we have retrospectively adjusted prior period amounts to report the operations of properties sold, or under contract to be sold, as discontinued operations.

•	We have reclassified certain management fees which we were recording in other revenue in corporate into corporate expense, consistent with our presentation of other management fees.

To disclose the impact on previously reported amounts of the revisions described above, the following table presents our revenues as originally reported in our Annual Report on Form 10-K for 2011, and as revised (in thousands):

			Reclassifications
	As Previously Reported	Error Correction	For Discontinued Operations	For Management Fees	As Restated and Reclassified
Year ended December 31, 2011 (Successor)
Casino	$297,518	$(5,364)	$(26,344)	$—	$265,810
Food and beverage	49,136	—	(7,426)	—	41,710
Lodging	33,042	—	(7,820)	—	25,222
Fuel and retail	91,684	—	(15,443)	—	76,241
Other	20,152	—	(890)	(633)	18,629
Total revenue	491,532	(5,364)	(57,923)	(633)	427,612
Promotional allowances	(59,632)	5,364	5,243	—	(49,025)
Net revenue	$431,900	$—	$(52,680)	$(633)	$378,587
Year ended December 31, 2010 (Predecessor)
Casino	$308,410	$(5,798)	$(25,775)	$—	$276,837
Food and beverage	51,344	—	(7,611)	—	43,733
Lodging	31,778	—	(8,190)	—	23,588
Fuel and retail	80,838	—	(15,008)	—	65,830
Other	20,269	—	(742)	—	19,527
Total revenue	492,639	(5,798)	(57,326)	—	429,515
Promotional allowances	(60,766)	5,798	5,845	—	(49,123)
Net revenue	$431,873	$—	$(51,481)	$—	$380,392

We also reclassified lease acquisition costs from its own line item to the Other assets, net line item as the amount was no longer material.